As filed with the Securities and Exchange Commission on October 10, 2001.
                                                   1933 Act File No:  333-86933
                                                   1940 Act File No:  811-09577

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                                  [ ]
                                            ----
         Post-Effective Amendment No.         3                       [X]
                                            ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.       4                                        [X]
                            ---

                            JNLNY Separate Account II
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (888) 367-5651
--------------------------------------------------------------------------------

With a copy to:
         Patrick W. Garcy
         Asst. Vice Pres. &
         Assoc. General Counsel             Joan E. Boros, Esq.
         Jackson National Life              Jorden Burt LLP
           Insurance Company                1025 Thomas Jefferson St. NW
         1 Corporate Way                    Washington DC  20007-5201
         Lansing, MI  48951
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
  X      on October 29, 2001 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered:
         Variable Portion of Individual Deferred Variable Annuity Contracts

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                            JNLNY SEPARATE ACCOUNT II
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                  Caption in Prospectus or
                                                  Statement of Additional
                                                  Information relating to
N-4 Item                                          each Item
--------                                          ------------------------------

Part A.  Information Required in a Prospectus     Prospectus
-------  ------------------------------------     ----------

1.    Cover Page                                  Cover Page

2.    Definitions                                 Not Applicable

3.    Synopsis                                    Key Facts; Fee Tables

4.    Condensed Financial Information             Appendix A

5.    General Description of Registrant,          The Company; The
      Depositor and Portfolio Companies           Separate Account;
                                                  Investment Portfolios

6.    Deductions                                  Contract Charges

7.    General Description of Variable             The Annuity Contract;
      Annuity Contracts                           Purchases; Transfers;
                                                  Access To Your Money;
                                                  Income Payments (The
                                                  Income Phase); Death
                                                  Benefit; Other
                                                  Information

8.    Annuity Period                              Income Payments (The
                                                  Income Phase)

9.    Death Benefit                               Death Benefit

10.   Purchases and Contract Value                Contract Charges; Purchases

11.   Redemptions                                 Key Facts; Access To Your
                                                  Money

12.   Taxes                                       Taxes

13.   Legal Proceedings                           Other Information

14.   Table of Contents of the Statement of       Table of Contents of the
      Additional Information                      Statement of Additional
                                                  Information


         Information Required in a Statement of   Statement of
Part B.  Additional Information                   Additional Information
-------  ----------------------                   ----------------------

15.   Cover Page                                  Cover Page

16.   Table of Contents                           Table of Contents

17.   General Information and History             General Information
                                                  and History

18.   Services                                    Services

19.   Purchase of Securities Being Offered        Purchase of Securities
                                                  Being Offered

20.   Underwriters                                Underwriters

21.   Calculation of Performance Data             Calculation of
                                                  Performance

22.   Annuity Payments                            Income Payments; Net
                                                  Investment Factor

23.   Financial Statements                        Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement to the Prospectus, dated May 1, 2001 for the Perspective Advisors Fixed and Variable Annuity (NY) the availability of three additional subaccounts of the Registrant and the corresponding underlying mutual funds. The Supplement also includes certain other changes made to the Prospectus since May 1, 2001. Accordingly, this Amendment does not otherwise delete, amend or supercede any prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

                        SUPPLEMENT DATED OCTOBER 29, 2001
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2001
                                       FOR
        PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY(Registered) (NY)
                            JNLNY SEPARATE ACCOUNT II


The following changes apply to the prospectus listed above

The following should be added to the list of mutual fund series on the cover page:

AIM/JNL Large Cap Growth Series
AIM/JNL Small Cap Growth Series
AIM/JNL Value II Series

The following should be added to the "Series Annual Expenses" table located on page 3:

AIM/JNL Large Cap Growth Series                             1.10%             .01%            0%             1.11%
AIM/JNL Small Cap Growth Series                             1.15%             .01%            0%             1.16%
AIM/JNL Value II Series                                     1.05%             .01%            0%             1.06%

On page 3 the following should be added to the section entitled "Fee Table:"

COMMUTATION FEE(1): An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

The following should be to the "Examples" located on page 5:

                                                                                        Time Periods
                                                                                   1        3         5        10
                                                                                  year    years    years     years
AIM/JNL Large Cap Growth Series                                                   $ 26     $81     $139      $ 294
AIM/JNL Small Cap Growth Series                                                     27      83      141        299
AIM/JNL Value II Series                                                             26      80      136        290


On page 7 the first paragraph in the section entitled "The Company" should be deleted and replaced in its entirety with the following paragraph:

Jackson National NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson National NY is admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. Jackson National NY is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

The following should be added to the list of mutual fund series under "Investment Division" on page 8:

AIM/JNL Large Cap Growth Series
AIM/JNL Small Cap Growth Series
AIM/JNL Value II Series

The following should be added to the table of sub-advisers on page 9:

------------------------------------------------------- -----------------------------------------------------
SUB-ADVISER                                             SERIES
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
AIM Capital Management, Inc.                            AIM/JNL Large Cap Growth Series
                                                        AIM/JNL Small Cap Growth Series
                                                        AIM/JNL Value II Series
------------------------------------------------------- -----------------------------------------------------

On page 9 the first paragraph following the "Sub-Adviser/Series" chart should be deleted in its entirety and the following paragraph should be added:

The investment objectives and policies of certain of the Series are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the result of such mutual funds. We cannot guarantee and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Series described are available only through variable annuity contracts issued by JNL. They are NOT offered or made available to the general public directly.

--------
1 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

On page 10 the following paragraph should be added to the section entitled "Contract Charges":

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:
     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

On page 12 the section entitled "Capital Protection Program" should be deleted and replaced in its entirety with the following paragraph:

CAPITAL PROTECTION PROGRAM. Jackson National offers a Capital Protection program that a policy owner may request. Under this program, Jackson National will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1 or 3 years, the total premium paid. The rest of the premium will be allocated to the investment divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

On page 15 in the section entitled "Income Options", the paragraphs headed Option 3 and Option 4 should be deleted and replaced in their entirety with the following paragraphs:

          OPTION 3 - Life Annuity With 120 or 240 Monthly fixed periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

          OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.


On page 15 the paragraph before the section entitled "Death of Owner On or After the Income Date" should be deleted and replaced in its entirety with the following paragraph:

The death benefit can be paid under one of the following death benefit options:

o    single lump sum payment; or

o    payment of entire death benefit within 5 years of the date of death; or

o payment of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy.

Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National NY receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National NY will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.


On page 15 under the section entitled "Death Benefit," the following paragraphs should be added:

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected. The Contract and its optional benefits remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

On page 18 the following paragraphs should be added under the Section entitled "Other Information":

DOLLAR COST AVERAGING. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed fixed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.


EARNINGS SWEEP. You can choose to move from the source accounts either a dollar amount, percentage or the earnings (only applicable from the 1-year Guaranteed Fixed Account Option and the Money Market sub-account).


(To be used with NV3784 05/01.)

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)   Financial Statements:

         (1) Financial statements and schedules included in Part A:

              None

         (2) Financial statements and schedules included in Part B:

              Jackson National Life Insurance Company of New York

Report of Independent Accountants at December 31, 2000
                  Balance Sheet for the years  ended  December  31, 2000 and
                    1999
                  Income Statement for the years ended December 31, 2000, 1999 and 1998
                  Statement of Stockholder's Equity and Comprehensive Income for
                    the years ended December 31, 2000, 1999 and 1998
                  Statement of Cash Flows for the years ended  December  31,
                    2000,  1999 and 1998
                  Notes to Financial Statements

Item 24.(b)  Exhibits

         Exhibit
         No.               Description

         1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999.

         2.                Not Applicable

         3. Form of General Distributor Agreement, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999.

         4.a. Form of the Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 electronically filed on December 21, 1999.

         4.b. Form of the Perspective Advisors Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to Registrant's Pre-Effective Amendment No. 1 electronically filed on December 21, 1999.

         4.c. Form of the Perspective Advisors Fixed and Variable Annuity Contract, attached hereto.

         4.d. Form of Spousal Continuation Endorsement,attached hereto.

         5. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 electronically filed on December 21, 1999.

         5.a. Form of the Perspective Advisors Fixed and Variable Annuity Application, attached hereto.

         6.a. Declaration and Charter of Depositor, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999.

           b.              Bylaws of  Depositor,  incorporated  by  reference to
                           Registrant's   Form  N-4   electronically   filed  on
                           September 10, 1999.

         7.                Not Applicable

         8.                Not Applicable

         9.                Opinion and consent of counsel, attached hereto.

         10. Consent of independent auditors (KPMG), incorporated by reference to Registrant's Post-Effective Amendment Number 2 filed on April 16, 2001.

         11.               Not Applicable

         12.               Not Applicable

         13.               Not Applicable

         14.               Not Applicable

Item 25.  Directors and Officers of the Depositor

         Name and Principal                Positions and Offices
         Business Address                  with Depositor

         Donald B. Henderson, Jr.           Director
         4A Rivermere Apartments
         Bronxville, NY  10708

         Henry J. Jacoby                    Director
         305 Riverside Drive
         New York, NY  10025

         David L. Porteous                  Director
         20434 Crestview Drive
         Reed City, MI  49777

         Donald T. DeCarlo                  Director
         200 Manor Road
         Douglaston, New York 11363

         Seth E. Friedman                   Chief Administrative Officer
         2900 Westchester Avenue            & Director
         Suite 305
         Purchase, New York 10577

         Jim Golembiewski                   Vice President, Senior Counsel
         1 Corporate Way                    Assistant Secretary and Director
         Lansing, MI  48951

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Divisional Director
         Suite 301                          and Director
         Richmond, VA 23235

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Director and Chairman of the Board

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    Secretary, General Counsel &
         Lansing, MI 48951                  Director


         Clark P. Manning                   President & Chief Executive Officer
         1 Corporate Way
         Lansing, MI 48951

         Richard Ash                        Appointed Actuary and
         1 Corporate Way                    Vice President - Actuarial
         Lansing, MI 48951

         J. George Napoles                  Senior Vice President &
         1 Corporate Way                    Chief Information Officer
         Lansing, MI 48951

         Scott L. Stolz                     Senior Vice President -
         1 Corporate Way                    Administration
         Lansing, MI 48951

         Brad Powell                        President IMG
         1 Corporate Way
         Lansing, MI 48951

         John B. Banez                      Vice President - Systems and
         1 Corporate Way                    Programming
         Lansing, MI 48951

         Marianne Clone                     Vice President - Customer Service
         1 Corporate Way
         Lansing, MI 48951

         Gerald W. Decius                   Vice President - Systems Model
         1 Corporate Way                    Office
         Lansing, MI 48951

         Lisa C. Drake                      Vice President &
         1 Corporate Way                    Actuary
         Lansing, MI 48951

         Joseph D. Emanuel                  Vice President, Associate
         1 Corporate Way                    General Counsel and Assistant
         Lansing, MI 48951                  Secretary

         Robert A. Fritts                   Vice President & Controller -
         1 Corporate Way                    Financial Operations
         Lansing, MI 48951

         James Garrison                     Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Rhonda K. Grant                    Vice President - Government
         1 Corporate Way                    Relations
         Lansing, MI 48951

         Steve Hrapkiewisicz                Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI  48951

         Cheryl Johns                       Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Vice President - Asset
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Financial
         225 West Wacker Drive              Reporting
         Suite 1200
         Chicago, IL  60606

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         Robert M. Tucker                   Vice President - Technical
         1 Corporate Way                    Support
         Lansing, MI 48951

         Connie J. Van Doorn                Vice President - Variable
         8055 E. Tufts Avenue               Annuity Administration
         Suite 200
         Denver, CO 80237

         James P. Binder, CPA               Assistant Vice President -
         1 Corporate Way                    Internal Audit
         Lansing, Michigan 48951

         Joseph Mark Clark                  Assistant Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, Michigan 48951

         Scott Coomes                       Assistant Vice President -
         401 Wilshire Boulevard             Illustrations
         Suite 1200
         Santa Monica, CA 90401

         Patrick W. Garcy                   Assistant Vice President
         1 Corporate Way                    and Associate General Counsel
         Lansing, Michigan 48951

         Larry D. Gardner                   Assistant Vice President -
         1 Corporate Way                    Compliance
         Lansing, Michigan 48951

         John A. Gorgenson                  Assistant Vice President -
         1 Corporate Way                    Compensation and Benefits
         Lansing, Michigan 48951

         Thomas J. Hruska, FSA, MAAA        Assistant Vice President -
         1 Corporate Way                    Operations Management
         Lansing, Michigan 48951

         Roger G. Hutchinson                Assistant Vice President -
         1 Corporate Way                    Investment Accounting
         Lansing, Michigan 48951

         Mary K. Kator                      Assistant Vice President
         1 Corporate Way                    and Associate General Counsel
         Lansing, Michigan 48951

         Andre Michaud, M.D.                Assistant Vice President -
         1 Corporate Way                    Medical Director
         Lansing, Michigan 48951

         Russell E. Peck                    Assistant Vice President -
         1 Corporate Way                    Financial Operation
         Lansing, Michigan 48951

         Michael Rodocker                   Assistant Vice President -
         1 Corporate Way                    Corporate Finance
         Lansing, Michigan 48951

         Chris Shiemke                      Assistant Vice President -
         1 Corporate Way                    Actuarial
         Lansing, Michigan 48951

         David I. Slater                    Assistant Vice President
         1 Corporate Way
         Lansing, Michigan 48951

         Gary L. Stone                      Assistant Vice President -
         1 Corporate Way                    Human Resources
         Lansing, Michigan 48951

         Maureen McFadden-Cunningham        Assistant Vice President -
         8055 E. Tufts Avenue               Client Services
         Suite 200
         Denver, CO 80237

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership         Principal Business

Anoka Realty      Delaware          100% Jackson      Realty
                                    National Life
                                    Insurance
                                    Company

Brooke            Delaware          100%              Holding Company
Holdings, Inc.                      Holborn           Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke       Holding Company
Finance                             Holdings, Inc.    Activities
Corporation

Brooke Life       Michigan          100% Brooke       Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson    Manufacturing
Steel             Carolina          National Life     Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson     Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson     Holding Company
Holdings, Inc.                      National Life     Activities
                                    Insurance
                                    Company

Hermitage         Michigan          100% Jackson      Advertising Agency
Management, LLC                     National Life
                                    Insurance
                                    Company

First Federal     California        100% Jackson      Marketing Agency
Service                             Federal
Corporation                         Savings Bank

Holborn           Delaware          80% Prudential    Holding Company
Delaware                            One Limited,      Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

IFC Holdings,     Delaware          99% National      Broker/Dealer
Inc.                                Planning Holdings
                                    Inc.

Investment        Delaware          100% IFC          Broker/Dealer
Centers of                          Holdings, Inc.
America

IPM Products      Delaware          93% Jackson       Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL          Savings & Loan
Federal                             Thrift Holdings,
Savings Bank                        Inc.

Jackson           Michigan          100% Jackson      Investment Adviser,
National                            National Life     and Transfer Agent
Asset                               Insurance
Management, LLC                     Company

Jackson           Delaware          100% Jackson      Advertising/
National                            National Life     Marketing
Life                                Insurance         Corporation and
Distributors,                       Company           Broker/Dealer
Inc.

Jackson           Michigan          100% Brooke       Life Insurance
National                            Life
Life Insurance                      Insurance
Company                             Company

JNL Investors     Massachusetts     Common Law        Investment Company
Series Trust                        Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Series        Massachusetts     Common Law        Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson      Holding Company
Holdings, Inc.                      National Life
                                    Insurance Company

JNL Variable      Delaware          100% Jackson      Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson      Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson      Investment Company
Fund IV LLC                         National
                                    Separate
                                    Account IV

JNL Variable      Delaware          100% Jackson      Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY        Investment Company
Fund I LLC                          Separate
                                    Account I

LePages,          Delaware          100% Jackson      Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson      Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National     Broker/Dealer
Planning                            Planning          and Investment
Corporation                         Holdings, Inc.    Adviser

National          Delaware          100% Brooke       Holding Company
Planning                            Holdings, Inc.    Activities
Holdings, Inc.

PPM Holdings,     Delaware          100% Holborn      Holding Company
Inc.                                Delaware          Activities
                                    Partnership

PPM Special                         80% Jackson
Investment                          National Life
Fund                                Insurance Company

Prudential        United            100%              Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly          Financial
Corporation       Kingdom           Traded            Institution
PLC

Prudential        England and       100%              Holding
One Limited       Wales             Prudential        Company
                                    Corporation       Activities
                                    Holdings
                                    Limited

Prudential        England and       100%              Holding
Two Limited       Wales             Prudential        Company
                                    Corporation       Activities
                                    Holdings
                                    Limited

Prudential        England and       100%              Holding
Three Limited     Wales             Prudential        Company
                                    Corporation       Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%              Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Trust Centers     North Dakota      100% IFC          Trust Company
of America                          Holdings, Inc.

Item 27. Number of Contract Owners as of July 30, 2001.

                  Qualified - 3
                  Non-qualified - 23

Item 28.  Indemnification

         Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

         (a)  Jackson   National  Life   Distributors,   Inc.  acts  as  general
distributor for the JNLNY Separate Account II. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V and the JNLNY Separate Account I.

         (b) Directors and Officers of Jackson National Life Distributors, Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Michael A. Wells                   Director
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Clark Manning                      Director
         1 Corporate Way
         Lansing, Michigan 48951

         Andrew B. Hopping                  Director, Vice President,  Treasurer
         1 Corporate Way                    and Chief Financial Officer
         Lansing, MI  48951

         Clifford J. Jack                   President and Chief
         401 Wilshire Blvd.                 Executive Officer
         Suite 1200
         Santa Monica, California 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Pam Aurbach                        Vice President - Index Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Willard Barrett                    Senior Vice President -
         3500 S. Blvd., Ste. 18B            Divisional Director West
         Edmond, OK 73013

         Kendall Best                       Vice President - Strategic
         401 Wilshire Boulevard             Relations
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Thrift
         401 Wilshire Boulevard             Products and Fixed Products
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Senior Vice President -
         401 Wilshire Blvd.                 Divisional Director
         Suite 1200
         Santa Monica, CA 90401

         Tori Bullen                        Vice President - Institutional
         401 Wilshire Boulevard             Marketing Group
         Suite 1200
         Santa Monica, CA 90401

         Scott Coomes                       Vice President - Life Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Division Director Northeast
         Suite 301
         Richmond, VA 23235

         Steve Goldberg                     Assistant Vice President -
         401 Wilshire Boulevard             Annuity Support Unit
         Suite 1200
         Santa Monica, CA 90401

         Marlon G. Ignacio                  Assistant Vice President -
         401 Wilshire Boulevard             Technology Solutions
         Suite 1200
         Santa Monica, CA 90401

         Douglas K. Kinder                  Senior Vice President -
         1018 W. St. Maartens Dr.           Divisional Director Midwest
         St. Joseph, MO 64506

         Kurt Lemke                         Assistant Vice President -
         401 Wilshire Boulevard             Sales
         Suite 1200
         Santa Monica, CA 90401

         Stephanee Maxwell                  Vice President - Marketing
         401 Wilshire Boulevard             Communications (Registered Products)
         Suite 1200
         Santa Monica, CA 90401

         Michael McGlothlin                 Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Cheryl Munn                        Assistant Vice President -
         401 Wilshire Boulevard             Marketing - IMG Products
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Variable Products
         Suite 1200
         Santa Monica, CA 90401

         Stephen J. Pilger                  Vice President - Key Accounts
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Vice President - Institutional
         1 Corporate Way                    Marketing Group
         Lansing, Michigan 48951

         Scott Robinson                     Vice President - Resource
         401 Wilshire Blvd.                 Development West
         Suite 1200
         Santa Monica, CA 90401

         Gregory B. Salsbury                Executive Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         James L. Simon                     Director of Compliance
         1 Corporate Way                    and Secretary
         Lansing, Michigan 48951

         Greg Smith                         Assistant Vice President -
         401 Wilshire Boulevard             Information Technology
         Suite 1200
         Santa Monica, CA 90401

         Chad Taylor                        Assistant Vice President -
         401 Wilshire Boulevard             Sales
         Suite 1200
         Santa Monica, CA 90401

         Phil Wright                        Vice President - Marketing
         401 Wilshire Boulevard             Communications (Guaranteed Products)
         Suite 1200
         Santa Monica, CA 90401

         Scott Yessner                      Vice President - Business Solutions
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Kristina M. Zimmerman              Assistant Vice President -
         401 Wilshire Boulevard             Advanced Markets
         Suite 1200
         Santa Monica, CA 90401


         (c)

                 New             Compensation
                 Underwriting        on
Name of          Discounts       Redemption
Principal        and                 or          Brokerage
Underwriter      Commissions    Annuitization   Commissions     Compensation
------------     -----------    --------------  -----------     ------------

Jackson
National
Life             Not            Not             Not             Not
Distributors,    Applicable     Applicable      Applicable      Applicable
Inc.

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company of New York 2900 Westchester Avenue
                  Purchase, New York  10577

                  Jackson National Life Insurance Company of New York Annuity Service Center
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado  80237

                  Jackson National Life Insurance Company of New York Institutional Marketing Group Service Center
                  1 Corporate Way
                  Lansing, Michigan  48951

                  Jackson National Life Insurance Company of New York 225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings and Representations

                  (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 moths old for so long as payments under the variable annuity contracts may be accepted.

                  (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

                  (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                  (d) Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

                  (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 10th day of October, 2001.

                  JNLNY Separate Account II
                  (Registrant)

                  By:  Jackson National Life Insurance Company of New York

                  By:      /s/ Thomas J. Meyer
                     -----------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

                  Jackson National Life Insurance Company of New York
                  (Depositor)

                  By:      /s/ Thomas J. Meyer
                     -----------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/ Thomas J. Meyer                        *                  October 10, 2001
--------------------------------------------                  ------------------
Clark P. Manning, President and                               Date
Chief Executive Officer


/s/ Thomas J. Meyer                        *                  October 10, 2001
--------------------------------------------                  ------------------
Andrew B. Hopping, Executive Vice President,                  Date
Chief Financial Officer and Director


/s/ Thomas J. Meyer                        *                  October 10, 2001
---------------------------------------------                 ------------------
Seth E. Friedman                                              Date
Chief Administrative Officer and Director

/s/ Thomas J. Meyer                        *                  October 10, 2001
---------------------------------------------                 ------------------
Jay A. Elliott, Senior Vice President                         Date
and Director


/s/ Thomas J. Meyer                        *                  October 10, 2001
--------------------------------------------                  ------------------
James G. Golembiewski                                         Date
Director

/s/ Thomas J. Meyer                                           October 10, 2001
--------------------------------------------                  ------------------
Thomas J. Meyer, Senior Vice President,                       Date
General Counsel, Secretary and Director

/s/ Thomas J. Meyer                        *                  October 10, 2001
--------------------------------------------                  ------------------
Donald B. Henderson, Jr.                                      Date
Director

/s/ Thomas J. Meyer                        *                  October 10, 2001
--------------------------------------------                  ------------------
Henry J. Jacoby                                               Date
Director

/s/ Thomas J. Meyer                        *                  October 10, 2001
--------------------------------------------                  ------------------
David C. Porteous                                             Date
Director

/s/ Thomas J. Meyer                        *                  October 10, 2001
--------------------------------------------                  ------------------
Donald T. DeCarlo                                             Date
Director








* Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by JNLNY Separate Account I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

         This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

         IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 13th day of September, 2001.

/s/ Andrew B. Hopping
------------------------------------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

/s/ Clark P. Manning
------------------------------------------
Clark P. Manning
President and Chief Executive Officer

/s/ Seth E. Friedman
------------------------------------------
Seth E. Friedman
Chief Administrative Officer and Director

/s/ Jay A. Elliott
------------------------------------------
Jay A. Elliott
Senior Vice President and Director

JNLNY
September 13, 2001
Power of Attorney


/s/ James G. Golembiewski
------------------------------------------
James G. Golembiewski
Director

/s/ Thomas J. Meyer
------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

/s/ Donald B. Henderson, Jr.
------------------------------------------
Donald B. Henderson, Jr.
Director

/s/ Henry J. Jacoby
------------------------------------------
Henry J. Jacoby
Director

/s/ David L. Porteous
------------------------------------------
David L. Porteous
Director

/s/ Donald T. DeCarlo
------------------------------------------
Donald T. DeCarlo
Director

                                  EXHIBIT LIST
Exhibit
No.      Description

4.c. Form of the Perspective Fixed and Variable Annuity Contract, attached hereto as EX-99.4c.

d. Form of Spousal Continuation Endorsement, attached hereto as EX-99.4d.

5.a. Form of the Perspective Fixed and Variable Annuity Application, attached hereto as EX-99.5a.

9.       Opinion and Consent of Counsel, attached hereto as EX-99.9.